Debt and Lease Liabilities - Maturities of Lease Liabilities (Details) - MXN ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Disclosure of quantitative information about right-of-use assets [line items]
Minimum future lease payments	$ 7,098,289
Less: Amount representing interest	1,711,650
Lease liabilities	5,386,639	$ 7,291,550
2025
Disclosure of quantitative information about right-of-use assets [line items]
Minimum future lease payments	1,705,869
2026
Disclosure of quantitative information about right-of-use assets [line items]
Minimum future lease payments	1,628,224
2027
Disclosure of quantitative information about right-of-use assets [line items]
Minimum future lease payments	1,377,845
2028
Disclosure of quantitative information about right-of-use assets [line items]
Minimum future lease payments	686,894
2029
Disclosure of quantitative information about right-of-use assets [line items]
Minimum future lease payments	556,729
Thereafter
Disclosure of quantitative information about right-of-use assets [line items]
Minimum future lease payments	$ 1,142,728